Share reserve - Additional Information (Detail)		12 Months Ended
		Dec. 31, 2022 shares yr $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting description		All employee stock options shall expire on the 10th anniversary of their award date unless otherwise provided in the participant’s option grant agreement.
Number of share options expired		0	0	0
Number of share options outstanding in share-based payment arrangement	[1]	3,584,882	4,040,128	4,116,446
Option life, share options granted | yr		10
Non Executive Directors Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	[2]	115,851	115,851	115,851	115,851
Number of other equity instruments granted in share-based payment arrangement	[3]	0	373,510
Employee Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	[4]	3,469,030	3,924,275	4,000,595	4,526,130
Omnibus Equity Incentive Plan [Member] | RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $ / shares		$ 5.88	$ 6.20	$ 6.20
Number of other equity instruments granted in share-based payment arrangement	[5]	1,400,502	22,889	504,849

[1]	Retrospectively adjusted to give effect to the impact of share exchange
[2]	Retrospectively adjusted to give effect to the impact of share exchange.
[3]	Retrospectively adjusted to give effect to the impact of share exchange.
[4]	Retrospectively adjusted to give effect to the impact of share exchange.
[5]	Retrospectively adjusted to give effect to the impact of share exchange.